Income Taxes (Details) - Schedule of Income Tax Expense - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Income (loss) before taxes	$ (116,285)	$ 44,017	$ 661,444
Expected statutory income tax rate	23.00%	23.00%	23.00%
Expected income tax expense (recovery)	$ (26,746)	$ 10,124	$ 152,132
Gain on business combination			(159,609)
Permanent differences	24,149	7,327	15,401
Change in unrecognized deferred tax asset	21,983	(105,132)	(7,924)
Deferred income tax expense (recovery)	$ 19,386	$ (87,681)